Other Assets - Schedule of Prepaid Expense and Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
		Aug. 08, 2020 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Receivables from third party payment service providers, allowance for doubtful accounts			¥ 28,665		¥ 28,195	¥ 28,615	¥ 23,169
Asset impairment charges			63,460
Other Assets, Noncurrent			63,640	$ 9,267	214,964
Hangzhou China [Member] | Office Buildings [Member]
Consideration		¥ 209,000
Acquisition payment paid					198,550
Receivables from Third Party Payment Service Providers
Receivables from third party payment service providers, allowance for doubtful accounts			0		0
Gold [Member]
Asset impairment charges			0
Other Assets, Noncurrent	[1]		¥ 32,378		¥ 0

[1]	As of March 31, 2023, the Company has purchased physical gold of RMB32,378 in total. As the Company intends to hold the gold for an indefinite long term period, the Company has recorded the asset in “other non-current assets” on the Consolidated Balance Sheets. The Company will record any decline in net realizable value lower than acquisition cost as a non-operating loss. The net realizable value is determined based on market value less cost to sale. Any recovery in valuation will only be recognized to the extent of previously recorded fiscal year losses, and only to the extent such recovery occurs in the same fiscal year as when such losses were recorded. As of March 31, 2023, the market value of the gold less cost to sell was higher than its purchase cost. Therefore, there was no impairment loss recognized for the year ended March 31, 2023.